EQUITY (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 10, 2014	May. 31, 2015	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2016
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 2.04	$ 2.97	$ 3.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				648,275
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options				$ 2,931
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				1 year 18 days
Stock Repurchase Program, Authorized Amount					$ 3,000
Treasury Stock, Shares				17,168,127	12,405,598
Treasury Stock, Value, Acquired, Cost Method				$ 19,523	$ 5,267
Additional Stock Repurchase Program Authorized Amount		$ 15,000	$ 15,000
Stock Issued During Period, Shares, New Issues	4,025,000
Over-Allotment Option	525,000
Share Price	$ 8.00
Proceeds from Issuance of Common Stock	$ 29,744			0	$ 29,744	$ 0
Stock Issuance Costs	$ 2,456
Stock Redeemed or Called During Period, Value				$ 60,587
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				3,670,134	3,257,859
Subsequent Event [Member]
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount							$ 15,000
Share Repurchase Program [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				4,762,529
Treasury Stock, Value, Acquired, Cost Method				$ 19,523
Performance Based Options [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				100,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Allocated Share-based Compensation Expense, Net of Tax				$ 483	$ 517	$ 371
Employee and non-employee Stock Option Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				2,192,345
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value				$ 219	$ 1,870	$ 2,052